INTEREST EXPENSES, NET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
INTEREST EXPENSES, NET
Interest expenses	¥ 1,242,793		¥ 1,150,128	¥ 878,908
Less: Interest capitalization	(71,657)		(70,719)	(40,588)
Less: Interest income	(553,531)	$ (77,962)	(588,706)	(214,291)
Total	¥ 617,605		¥ 490,703	¥ 624,029